Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Net income (loss) attributable to Owners of Diversified Energy Company PLC	$ (88,272)	$ 758,018	$ (625,410)
Weighted average shares outstanding - basic (in shares)	48,031,916	47,165,380	42,203,974
Dilutive impact of potential shares (in shares)	0	349,141	0
Weighted average shares outstanding - diluted (in shares)	48,031,916	47,514,521	42,203,974
Earnings (loss) per share - basic (in dollar per share)	$ (1.84)	$ 16.07	$ (14.82)
Earnings (loss) per share - diluted (in dollar per share)	$ (1.84)	$ 15.95	$ (14.82)
Potentially dilutive shares (in shares)	640,568	54,133	766,723